Expense Example, No Redemption	Jan. 28, 2026 USD ($)
Miller Value Partners Appreciation ETF | Miller Value Partners Appreciation ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Miller Value Partners Leverage ETF | Miller Value Partners Leverage ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	$ 2,030